Tax expense/(benefit) - Summary of deferred tax assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Tax Expenses [Abstract]
Deferred tax assets	€ 2,152	€ 2,052
Deferred tax liabilities	(4,784)	(4,332)
Total Net deferred tax assets/(liabilities)	€ (2,632)	€ (2,280)